FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED STATEMENTS OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income/(loss)	$ (16,676)	$ (12,544)	$ 16,488
Adjustments to reconcile net income to net cash used in operating activities:
Share-based compensation expenses	34,822	1,941	1,949	$ 1,949
Changes in assets and liabilities:
Prepaid expenses and other current assets	(6,344)	3,165	(10,069)
Accrued expenses and other current liabilities	7,453	18,741	3,979
Net cash provided by generated from operating activities	23,005	50,043	43,602
CASH FLOWS FROM INVESTING ACTIVITIES:
Return of prepayment for long-term investment		4,000
Payment for long-term investments	(3,149)	(5,473)	(204,414)
Payment for loan receivable			(1,000)
Payments for business acquisitions	(1,307)	(2,371)	(37,249)
Net cash used in investing activities	(34,783)	(32,011)	(261,533)
CASH FLOW FROM FINANCING ACTIVITIES:
Proceeds from exercise of share options	1,324	1,324	8,035
Net cash provided by (used in) financing activities	4,504	(52,421)	237,465
Net increase (decrease) in cash and cash equivalents	(1,997)	(43,213)	10,775
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	64,898	108,111	97,336
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	62,901	64,898	108,111
PARENT COMPANY
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income/(loss)	(17,309)	(11,251)	18,325
Adjustments to reconcile net income to net cash used in operating activities:
Investment income/(loss) from subsidiaries	(18,512)	3,325	(23,303)
Share-based compensation expenses	34,822	1,941	1,949
Changes in assets and liabilities:
Prepaid expenses and other current assets	(490)	71	775
Amount due from related parties	148	522	(27,675)
Accrued expenses and other current liabilities	(114)	114	(494)
Net cash provided by generated from operating activities	(1,455)	(5,278)	(30,423)
CASH FLOWS FROM INVESTING ACTIVITIES:
Return of prepayment for long-term investment		4,000
Payment for long-term investments			(24,500)
Investment in subsidiaries			(6,000)
Payment for loan receivable			(1,000)
Net cash used in investing activities		4,000	(31,500)
CASH FLOW FROM FINANCING ACTIVITIES:
Proceeds from exercise of share options	1,324	1,324	8,035
Net cash provided by (used in) financing activities	1,324	1,324	8,035
Net increase (decrease) in cash and cash equivalents	(131)	46	(53,888)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	2,041	1,995
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	$ 1,910	$ 2,041	$ 1,995	$ 55,883